Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of reconciliations of the PRC statutory income tax rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(14.59%)	(7.36%)	(4.82%)
Effect of expenses not deductible for tax purposes	0.47%	0.39%	0.83%
Effect of income not taxable		(0.49%)	(2.17%)
Effect of additional deduction allowed for tax purposes	(0.22%)	(2.66%)
Effect of valuation allowance on deferred income tax assets	2.66%	0.00%	0.02%
Effect of income tax rate difference under different tax jurisdictions	1.13%	1.73%	2.62%
Others	(2.34%)	(1.61%)	(0.39%)
Total	12.11%	15.00%	21.09%